Commitments and Contingencies - Deferred Acquisition Payments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Deferred acquisition payments	$ 10.0	$ 10.0
Merged Business [Member]
Loss Contingencies [Line Items]
Total deferred purchase price acquisition costs	50.0
Deferred acquisition payments	10.0	$ 10.0
Future payments in 2016	15.0
Future payments in 2017	$ 15.0